Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill

Note 8.  Goodwill

As a result of the acquisition of LyndonBank on December 31, 2007, the Company recorded goodwill amounting to $11,574,269. Goodwill is not amortizable and is not deductible for tax purposes. Management evaluated goodwill for impairment at December 31, 2025 and 2024 and concluded that no impairment existed as of such dates.